SUN LIFE (N.Y.) VARIABLE ACCOUNT C

STATEMENT OF CONDITION-- December 31, 1996

ASSETS:
   Investments in MFS/Sun Life Series Trust:                                      Shares       Cost         Value
                                                                                 ---------  -----------  -----------
    Capital Appreciation Series ("CAS")........................................    677,620  $21,139,073  $24,280,378
    Conservative Growth Series ("CGS").........................................    680,690   14,683,336   18,036,792
    Emerging Growth Series ("EGS").............................................    238,536    3,577,567    3,537,598
    MFS/Foreign & Colonial International Growth Series ("FCG").................     54,194      572,516      575,722
    Government Securities Series ("GSS").......................................    625,140    7,908,807    8,043,793
    High Yield Series ("HYS")..................................................    646,578    5,733,607    5,956,759
    Managed Sectors Series ("MSS").............................................    238,438    5,745,868    6,258,922
    Money Market Series ("MMS")................................................  9,284,944    9,284,944    9,284,944
    Research Series ("RES")....................................................    259,667    4,140,259    4,303,827
    Total Return Series ("TRS")................................................  1,363,836   23,138,854   26,512,871
    Utilities Series ("UTS")...................................................    156,673    1,892,041    2,191,401
    World Asset Allocation Series ("WAA")......................................     30,331      405,413      417,927
    World Governments Series ("WGS")...........................................    387,312    4,466,731    4,360,249
    World Growth Series ("WGO")................................................    457,126    5,709,395    5,958,066
    World Total Return Series ("WTR")..........................................     19,457      248,186      258,112
                                                                                            -----------  -----------
                                                                                            $108,646,597 $119,977,361
                                                                                            -----------
                                                                                            -----------
LIABILITY:
    Payable to sponsor.........................................................                               38,577
                                                                                                         -----------
        Net Assets.............................................................                          $119,938,784
                                                                                                         -----------
                                                                                                         -----------

NET ASSETS:
                                                                Applicable to Owners of
                                                               Deferred Variable Annuity
                                                                      Contracts:               Reserve for
                                                          -----------------------------------   Variable
                                                            Units    Unit Value      Value      Annuities      Total
                                                          ---------  -----------  -----------  -----------  -----------
Regatta-NY Contracts:
    CAS.................................................  1,160,312   $  16.8791  $19,621,285   $ 148,402   $19,769,687
    CGS.................................................    845,581      16.5965   14,065,848      69,311    14,135,159
    GSS.................................................    654,198      11.6198    7,624,785       9,009     7,633,794
    HYS.................................................    355,247      13.3941    4,791,954      --         4,791,954
    MSS.................................................    326,412      15.8731    5,212,835      --         5,212,835
    MMS.................................................    611,608      11.1042    6,809,834       2,251     6,812,085
    TRS.................................................  1,567,221      14.2737   22,396,243     623,737    23,019,980
    UTS.................................................    112,112      15.0048    1,682,534      --         1,682,534
    WGS.................................................    321,322      12.5096    4,046,854       5,903     4,052,757
    WGO.................................................    406,783      12.2345    4,977,292      --         4,977,292
                                                                                  -----------  -----------  -----------
                                                                                  $91,229,464   $ 858,613   $92,088,077
                                                                                  -----------  -----------  -----------
Regatta Gold-NY Contracts:
    CAS.................................................    401,401   $  11.2208  $ 4,504,211   $  --       $ 4,504,211
    CGS.................................................    347,210      11.2287    3,898,581      --         3,898,581
    EGS.................................................    335,404      10.5475    3,537,598      --         3,537,598
    FCG.................................................     56,408      10.2062      575,722      --           575,722
    GSS.................................................     40,062      10.2283      409,804      --           409,804
    HYS.................................................    109,992      10.5902    1,164,805      --         1,164,805
    MSS.................................................     92,171      11.3497    1,046,086      --         1,046,086
    MMS.................................................    244,386      10.1193    2,472,810      --         2,472,810
    RES.................................................    386,810      11.1263    4,303,827      --         4,303,827
    TRS.................................................    321,897      10.7617    3,464,267      --         3,464,267
    UTS.................................................     45,474      11.1898      508,868      --           508,868
    WAA.................................................     39,223      10.6551      417,929      --           417,929
    WGS.................................................     30,008      10.2412      307,314      --           307,314
    WGO.................................................     94,134      10.4190      980,773      --           980,773
    WTR.................................................     24,306      10.6202      258,112      --           258,112
                                                                                  -----------  -----------  -----------
                                                                                  $27,850,707   $  --       $27,850,707
                                                                                  -----------  -----------  -----------
        Net Assets..............................................................  $119,080,171  $ 858,613   $119,938,784
                                                                                  -----------  -----------  -----------
                                                                                  -----------  -----------  -----------

                       See notes to financial statements

SUN LIFE (N.Y.) VARIABLE ACCOUNT C

STATEMENT OF OPERATIONS-- Year Ended December 31, 1996

                                      CAS          CGS          EGS           FCG           GSS          HYS          MSS
                                  Sub-Account  Sub-Account  Sub-Account* Sub-Account*   Sub-Account  Sub-Account  Sub-Account
                                  -----------  -----------  -----------  -------------  -----------  -----------  -----------
INCOME AND EXPENSES:
  Dividend income and capital
   gain distributions
   received.....................   $1,509,942   $ 464,174    $  --         $  --         $ 465,691    $ 336,895    $ 561,229
  Mortality and expense risk
   charges......................     244,105      161,511        8,692         1,281        98,305       56,110       61,781
  Administrative charges........      29,293       19,381        1,043           154        11,797        6,733        7,414
                                  -----------  -----------  -----------  -------------  -----------  -----------  -----------
      Net investment income
       (loss)...................   $1,236,544   $ 283,282    $  (9,735)    $  (1,435)    $ 355,589    $ 274,052    $ 492,034
                                  -----------  -----------  -----------  -------------  -----------  -----------  -----------
REALIZED AND UNREALIZED GAINS:
  Realized gains on investment
   transactions:
    Proceeds from sales.........   $5,998,193   $2,311,917   $ 256,033     $  31,913     $2,789,736   $2,701,730   $1,412,327
    Cost of investments sold....   4,595,974    1,625,361      237,294        31,202     2,749,850    2,472,675    1,218,374
                                  -----------  -----------  -----------  -------------  -----------  -----------  -----------
      Net realized gains........   $1,402,219   $ 686,556    $  18,739     $     711     $  39,886    $ 229,055    $ 193,953
                                  -----------  -----------  -----------  -------------  -----------  -----------  -----------
  Net unrealized appreciation
   (depreciation) on
   investments:
    End of year.................   $3,141,305   $3,353,456   $ (39,969)    $   3,206     $ 134,986    $ 223,152    $ 513,054
    Beginning of year...........   2,185,946    1,495,863       --            --           455,475      236,587      441,178
                                  -----------  -----------  -----------  -------------  -----------  -----------  -----------
      Change in unrealized
       appreciation
       (depreciation)...........   $ 955,359    $1,857,593   $ (39,969)    $   3,206     $(320,489)   $ (13,435)   $  71,876
                                  -----------  -----------  -----------  -------------  -----------  -----------  -----------
        Realized and unrealized
         gains (losses).........   $2,357,578   $2,544,149   $ (21,230)    $   3,917     $(280,603)   $ 215,620    $ 265,829
                                  -----------  -----------  -----------  -------------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS.........   $3,594,122   $2,827,431   $ (30,965)    $   2,482     $  74,986    $ 489,672    $ 757,863
                                  -----------  -----------  -----------  -------------  -----------  -----------  -----------
                                  -----------  -----------  -----------  -------------  -----------  -----------  -----------

                                     MMS
                                  Sub-Account
                                  ----------
INCOME AND EXPENSES:
  Dividend income and capital
   gain distributions
   received.....................  $  349,293
  Mortality and expense risk
   charges......................      91,005
  Administrative charges........      10,920
                                  ----------
      Net investment income
       (loss)...................  $  247,368
                                  ----------
REALIZED AND UNREALIZED GAINS:
  Realized gains on investment
   transactions:
    Proceeds from sales.........  $10,360,091
    Cost of investments sold....  10,360,091
                                  ----------
      Net realized gains........  $   --
                                  ----------
  Net unrealized appreciation
   (depreciation) on
   investments:
    End of year.................  $   --
    Beginning of year...........      --
                                  ----------
      Change in unrealized
       appreciation
       (depreciation)...........  $   --
                                  ----------
        Realized and unrealized
         gains (losses).........  $   --
                                  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS.........  $  247,368
                                  ----------
                                  ----------

                                       RES          TRS          UTS           WAA           WGS          WGO           WTR
                                   Sub-Account* Sub-Account  Sub-Account  Sub-Account**  Sub-Account  Sub-Account  Sub-Account***
                                   -----------  -----------  -----------  -------------  -----------  -----------  -------------
INCOME AND EXPENSES:
  Dividend income and capital
   gain distributions received...   $  --        $1,496,774   $  74,155     $  --         $ 492,561    $ 287,259    $   --
  Mortality and expense risk
   charges.......................      10,987      263,279       19,347           783        47,392       55,480            590
  Administrative charges.........       1,319       31,594        2,322            94         5,687        6,658             71
                                   -----------  -----------  -----------  -------------  -----------  -----------  -------------
      Net investment income
       (loss)....................   $ (12,306)   $1,201,901   $  52,486     $    (877)    $ 439,482    $ 225,121    $      (661)
                                   -----------  -----------  -----------  -------------  -----------  -----------  -------------
REALIZED AND UNREALIZED GAINS
 (LOSSES):
  Realized gains (losses) on
   investment transactions:
    Proceeds from sales..........   $ 221,366    $3,208,244   $ 329,633     $  31,505     $ 532,064    $ 582,547    $    13,171
    Cost of investments sold.....     208,167    2,817,895      264,844        31,075       575,163      496,018         12,837
                                   -----------  -----------  -----------  -------------  -----------  -----------  -------------
      Net realized gains
       (losses)..................   $  13,199    $ 390,349    $  64,789     $     430     $ (43,099)   $  86,529    $       334
                                   -----------  -----------  -----------  -------------  -----------  -----------  -------------
  Net unrealized appreciation
   (depreciation) on investments:
    End of year..................   $ 163,568    $3,374,017   $ 299,360     $  12,514     $(106,483)   $ 248,671    $     9,927
    Beginning of year............      --        2,289,049      120,703        --           153,332      158,881        --
                                   -----------  -----------  -----------  -------------  -----------  -----------  -------------
      Change in unrealized
       appreciation
       (depreciation)............   $ 163,568    $1,084,968   $ 178,657     $  12,514     $(259,815)   $  89,790    $     9,927
                                   -----------  -----------  -----------  -------------  -----------  -----------  -------------
        Realized and unrealized
         gains (losses)..........   $ 176,767    $1,475,317   $ 243,446     $  12,944     $(302,914)   $ 176,319    $    10,261
                                   -----------  -----------  -----------  -------------  -----------  -----------  -------------
INCREASE IN NET ASSETS FROM
 OPERATIONS......................   $ 164,461    $2,677,218   $ 295,932     $  12,067     $ 136,568    $ 401,440    $     9,600
                                   -----------  -----------  -----------  -------------  -----------  -----------  -------------
                                   -----------  -----------  -----------  -------------  -----------  -----------  -------------


                                     Total
                                   ----------
INCOME AND EXPENSES:
  Dividend income and capital
   gain distributions received...  $6,037,973
  Mortality and expense risk
   charges.......................   1,120,648
  Administrative charges.........     134,480
                                   ----------
      Net investment income
       (loss)....................  $4,782,845
                                   ----------
REALIZED AND UNREALIZED GAINS
 (LOSSES):
  Realized gains (losses) on
   investment transactions:
    Proceeds from sales..........  $30,780,470
    Cost of investments sold.....  27,696,820
                                   ----------
      Net realized gains
       (losses)..................  $3,083,650
                                   ----------
  Net unrealized appreciation
   (depreciation) on investments:
    End of year..................  $11,330,764
    Beginning of year............   7,537,014
                                   ----------
      Change in unrealized
       appreciation
       (depreciation)............  $3,793,750
                                   ----------
        Realized and unrealized
         gains (losses)..........  $6,877,400
                                   ----------
INCREASE IN NET ASSETS FROM
 OPERATIONS......................  $11,660,245
                                   ----------
                                   ----------

  * For the period August 13, 1996 (commencement of operations) to December 31, 1996.
 ** For the period August 29, 1996 (commencement of operations) to December 31, 1996.
*** For the period September 18, 1996 (commencement of operations) to December 31, 1996.

                       See notes to financial statements

SUN LIFE (N.Y.) VARIABLE ACCOUNT C

STATEMENTS OF CHANGES IN NET ASSETS

                                                            CAS                     CGS                  EGS
                                                        Sub-Account             Sub-Account          Sub-Account
                                                   ----------------------  ---------------------  -----------------
                                                                                                     Year Ended
                                                         Year Ended             Year Ended          December 31,
                                                        December 31,           December 31,             1996*
                                                   ----------------------  ---------------------  -----------------

                                                      1996        1995        1996       1995
                                                   ----------  ----------  ----------  ---------
OPERATIONS:
  Net investment income (expense)................  $1,236,544  $   76,548  $  283,282  $  33,776     $    (9,735)
  Net realized gains.............................   1,402,219      79,869     686,556     92,928          18,739
  Net unrealized gains (losses)..................     955,359   2,630,005   1,857,593  1,558,928         (39,969)
                                                   ----------  ----------  ----------  ---------  -----------------
      Increase (decrease) in net assets from
       operations................................  $3,594,122  $2,786,422  $2,827,431  $1,685,632    $   (30,965)
                                                   ----------  ----------  ----------  ---------  -----------------
CONTRACT OWNER TRANSACTIONS:
  Accumulation Activity:
    Purchase payments received...................  $8,660,397  $5,366,882  $6,950,910  $3,495,520    $ 3,404,586
    Net transfers between Sub-Accounts and Fixed
     Account.....................................    (759,828)  1,418,442     873,302    649,433         178,813
    Withdrawals, surrenders, annuitizations and
     contract charges............................  (2,973,326)   (418,456) (1,720,406)  (200,218)        (14,836)
                                                   ----------  ----------  ----------  ---------  -----------------
      Net accumulation activity..................  $4,927,243  $6,366,868  $6,103,806  $3,944,735    $ 3,568,563
                                                   ----------  ----------  ----------  ---------  -----------------
  Annuitization Activity:
    Annuitizations...............................  $  136,803  $   14,987  $   68,590  $  --         $   --
    Annuity payments and contract charges........     (18,380)     (3,311)     (5,923)    --             --
    Adjustments to annuity reserve...............      (6,355)       (185)     (3,052)    --             --
                                                   ----------  ----------  ----------  ---------  -----------------
      Net annuitization activity.................  $  112,068  $   11,491  $   59,615  $  --         $   --
                                                   ----------  ----------  ----------  ---------  -----------------
  Increase in net assets from contract owner
   transactions..................................  $5,039,311  $6,378,359  $6,163,421  $3,944,735    $ 3,568,563
                                                   ----------  ----------  ----------  ---------  -----------------
    Increase in net assets.......................  $8,633,433  $9,164,781  $8,990,852  $5,630,367    $ 3,537,598
NET ASSETS:
  Beginning of year..............................  15,640,465   6,475,684   9,042,888  3,412,521         --
                                                   ----------  ----------  ----------  ---------  -----------------
  End of year....................................  $24,273,898 $15,640,465 $18,033,740 $9,042,888    $ 3,537,598
                                                   ----------  ----------  ----------  ---------  -----------------
                                                   ----------  ----------  ----------  ---------  -----------------

                                                          FCG
                                                      Sub-Account
                                                   -----------------
                                                      Year Ended
                                                     December 31,
                                                         1996*
                                                   -----------------

OPERATIONS:
  Net investment income (expense)................      $  (1,435)
  Net realized gains.............................            711
  Net unrealized gains (losses)..................          3,206
                                                        --------
      Increase (decrease) in net assets from
       operations................................      $   2,482
                                                        --------
CONTRACT OWNER TRANSACTIONS:
  Accumulation Activity:
    Purchase payments received...................      $ 535,282
    Net transfers between Sub-Accounts and Fixed
     Account.....................................         49,397
    Withdrawals, surrenders, annuitizations and
     contract charges............................        (11,439)
                                                        --------
      Net accumulation activity..................      $ 573,240
                                                        --------
  Annuitization Activity:
    Annuitizations...............................      $  --
    Annuity payments and contract charges........         --
    Adjustments to annuity reserve...............         --
                                                        --------
      Net annuitization activity.................      $  --
                                                        --------
  Increase in net assets from contract owner
   transactions..................................      $ 573,240
                                                        --------
    Increase in net assets.......................      $ 575,722
NET ASSETS:
  Beginning of year..............................         --
                                                        --------
  End of year....................................      $ 575,722
                                                        --------
                                                        --------

  * For the period August 13, 1996 (commencement of operations) to December 31, 1996.

                       See notes to financial statements

SUN LIFE (N.Y.) VARIABLE ACCOUNT C

                                                        GSS                    HYS                    MSS              MMS
                                                    Sub-Account            Sub-Account            Sub-Account       Sub-Account
                                               ---------------------  ---------------------  ---------------------  ----------
                                                                                                                    Year Ended
                                                    Year Ended             Year Ended             Year Ended         December
                                                   December 31,           December 31,           December 31,          31,
                                               ---------------------  ---------------------  ---------------------  ----------

                                                 1996        1995       1996        1995        1996       1995        1996
                                               ---------  ----------  ---------  ----------  ----------  ---------  ----------
OPERATIONS:
  Net investment income......................  $ 355,589  $  242,483  $ 274,052  $  167,734  $  492,034  $  35,186  $  247,368
  Net realized gains (losses)................     39,886    (115,930)   229,055      76,785     193,953      9,478      --
  Net unrealized gains (losses)..............   (320,489)    736,390    (13,435)    233,953      71,876    557,033      --
                                               ---------  ----------  ---------  ----------  ----------  ---------  ----------
      Increase in net assets from
       operations............................  $  74,986  $  862,943  $ 489,672  $  478,472  $  757,863  $ 601,697  $  247,368
                                               ---------  ----------  ---------  ----------  ----------  ---------  ----------
CONTRACT OWNER TRANSACTIONS:
  Accumulation Activity:
    Purchase payments received...............  $1,551,889 $1,638,343  $2,175,861 $1,270,014  $2,103,015  $1,349,023 $7,525,727
    Net transfers between Sub-Accounts and
     Fixed Account...........................    606,593  (2,027,001)   (46,281)    583,971     734,538    399,369  (3,679,992)
    Withdrawals, surrenders, annuitizations
     and contract charges....................   (655,818)   (154,062)  (738,718) (1,757,160) (1,157,372)  (103,799) (1,518,287)
                                               ---------  ----------  ---------  ----------  ----------  ---------  ----------
      Net accumulation activity..............  $1,502,664 $ (542,720) $1,390,862 $   96,825  $1,680,181  $1,644,593 $2,327,448
                                               ---------  ----------  ---------  ----------  ----------  ---------  ----------
  Annuitization Activity:
    Annuitizations...........................  $  --      $   11,807  $  --      $   --      $   --      $  --      $   --
    Annuity payments and contract charges....     (2,581)       (656)    --          --          --         --            (646)
    Adjustments to annuity reserve...........       (152)        (43)    --          --          --         --             (38)
                                               ---------  ----------  ---------  ----------  ----------  ---------  ----------
      Net annuitization activity.............  $  (2,733) $   11,108  $  --      $   --      $   --      $  --      $     (684)
                                               ---------  ----------  ---------  ----------  ----------  ---------  ----------
  Increase (decrease) in net assets from
   contract owner transactions...............  $1,499,931 $ (531,612) $1,390,862 $   96,825  $1,680,181  $1,644,593 $2,326,764
                                               ---------  ----------  ---------  ----------  ----------  ---------  ----------
    Increase in net assets...................  $1,574,917 $  331,331  $1,880,534 $  575,297  $2,438,044  $2,246,290 $2,574,132
NET ASSETS:
  Beginning of year..........................  6,468,681   6,137,350  4,076,225   3,500,928   3,820,877  1,574,587   6,710,763
                                               ---------  ----------  ---------  ----------  ----------  ---------  ----------
  End of year................................  $8,043,598 $6,468,681  $5,956,759 $4,076,225  $6,258,921  $3,820,877 $9,284,895
                                               ---------  ----------  ---------  ----------  ----------  ---------  ----------
                                               ---------  ----------  ---------  ----------  ----------  ---------  ----------



                                                  1995
                                               ----------
OPERATIONS:
  Net investment income......................  $  212,481
  Net realized gains (losses)................      --
  Net unrealized gains (losses)..............      --
                                               ----------
      Increase in net assets from
       operations............................  $  212,481
                                               ----------
CONTRACT OWNER TRANSACTIONS:
  Accumulation Activity:
    Purchase payments received...............  $7,242,711
    Net transfers between Sub-Accounts and
     Fixed Account...........................  (4,861,678)
    Withdrawals, surrenders, annuitizations
     and contract charges....................    (120,225)
                                               ----------
      Net accumulation activity..............  $2,260,808
                                               ----------
  Annuitization Activity:
    Annuitizations...........................  $    2,948
    Annuity payments and contract charges....        (162)
    Adjustments to annuity reserve...........         (10)
                                               ----------
      Net annuitization activity.............  $    2,776
                                               ----------
  Increase (decrease) in net assets from
   contract owner transactions...............  $2,263,584
                                               ----------
    Increase in net assets...................  $2,476,065
NET ASSETS:
  Beginning of year..........................   4,234,698
                                               ----------
  End of year................................  $6,710,763
                                               ----------
                                               ----------

                       See notes to financial statements

SUN LIFE (N.Y.) VARIABLE ACCOUNT C

                                                          RES                  TRS                    UTS
                                                      Sub-Account          Sub-Account            Sub-Account
                                                   -----------------  ----------------------  --------------------
                                                      Year Ended
                                                     December 31,           Year Ended             Year Ended
                                                         1996*             December 31,           December 31,
                                                   -----------------  ----------------------  --------------------

                                                                         1996        1995       1996       1995
                                                                      ----------  ----------  ---------  ---------
OPERATIONS:
  Net investment income (expense)................     $   (12,306)    $1,201,901  $  307,436  $  52,486  $    (632)
  Net realized gains.............................          13,199        390,349      59,519     64,789     10,315
  Net unrealized gains...........................         163,568      1,084,968   2,777,204    178,657    120,719
                                                   -----------------  ----------  ----------  ---------  ---------
      Increase in net assets from operations.....     $   164,461     $2,677,218  $3,144,159  $ 295,932  $ 130,402
                                                   -----------------  ----------  ----------  ---------  ---------
CONTRACT OWNER TRANSACTIONS:
  Accumulation Activity:
    Purchase payments received...................     $ 3,950,551     $7,465,981  $3,549,303  $ 766,463  $ 648,062
    Net transfers between Sub-Accounts and Fixed
     Account.....................................         210,522         67,782     647,551     12,346    398,554
    Withdrawals, surrenders, annuitizations and
     contract charges............................         (21,707)    (1,623,155)   (662,572)  (114,012)    (5,451)
                                                   -----------------  ----------  ----------  ---------  ---------
      Net accumulation activity..................     $ 4,139,366     $5,910,608  $3,534,282  $ 664,797  $1,041,165
                                                   -----------------  ----------  ----------  ---------  ---------
  Annuitization Activity:
    Annuitizations...............................     $   --          $   --      $   --      $  --      $  --
    Annuity payments and contract charges........         --             (59,327)    (53,574)    --         --
    Adjustments to annuity reserve...............         --             (11,982)      1,036     --         --
                                                   -----------------  ----------  ----------  ---------  ---------
      Net annuitization activity.................     $   --          $  (71,309) $  (52,538) $  --      $  --
                                                   -----------------  ----------  ----------  ---------  ---------
  Increase in net assets from contract owner
   transactions..................................     $ 4,139,366     $5,839,299  $3,481,744  $ 664,797  $1,041,165
                                                   -----------------  ----------  ----------  ---------  ---------
    Increase in net assets.......................     $ 4,303,827     $8,516,517  $6,625,903  $ 960,729  $1,171,567
NET ASSETS:
  Beginning of year..............................         --          17,967,730  11,341,827  1,230,673     59,106
                                                   -----------------  ----------  ----------  ---------  ---------
  End of year....................................     $ 4,303,827     $26,484,247 $17,967,730 $2,191,402 $1,230,673
                                                   -----------------  ----------  ----------  ---------  ---------
                                                   -----------------  ----------  ----------  ---------  ---------

                                                           WAA
                                                       Sub-Account
                                                   -------------------

                                                       Year Ended
                                                   December 31, 1996**
                                                   -------------------

OPERATIONS:
  Net investment income (expense)................       $    (877)
  Net realized gains.............................             430
  Net unrealized gains...........................          12,514
                                                         --------
      Increase in net assets from operations.....       $  12,067
                                                         --------
CONTRACT OWNER TRANSACTIONS:
  Accumulation Activity:
    Purchase payments received...................       $ 401,856
    Net transfers between Sub-Accounts and Fixed
     Account.....................................           4,517
    Withdrawals, surrenders, annuitizations and
     contract charges............................            (511)
                                                         --------
      Net accumulation activity..................       $ 405,862
                                                         --------
  Annuitization Activity:
    Annuitizations...............................       $  --
    Annuity payments and contract charges........          --
    Adjustments to annuity reserve...............          --
                                                         --------
      Net annuitization activity.................       $  --
                                                         --------
  Increase in net assets from contract owner
   transactions..................................       $ 405,862
                                                         --------
    Increase in net assets.......................       $ 417,929
NET ASSETS:
  Beginning of year..............................          --
                                                         --------
  End of year....................................       $ 417,929
                                                         --------
                                                         --------

  * For the period August 13, 1996 (commencement of operations) to December 31, 1996.
 ** For the period August 29, 1996 (commencement of operations) to December 31, 1996.

                       See notes to financial statements

SUN LIFE (N.Y.) VARIABLE ACCOUNT C

                                                       WGS                   WGO                   WTR
                                                   Sub-Account           Sub-Account           Sub-Account         Total
                                               --------------------  --------------------  -------------------  -----------
                                                                                               Year Ended       Year Ended
                                                    Year Ended            Year Ended          December 31,       December
                                                   December 31,          December 31,            1996***            31,
                                               --------------------  --------------------  -------------------  -----------

                                                 1996       1995       1996       1995                             1996
                                               ---------  ---------  ---------  ---------                       -----------
OPERATIONS:
  Net investment income (expense)............  $ 439,482  $ 105,435  $ 225,121  $   5,851       $    (661)      $ 4,782,845
  Net realized gains (losses)................    (43,099)   (37,747)    86,529      4,653             334         3,083,650
  Net unrealized gains (losses)..............   (259,815)   309,414     89,790    167,910           9,927         3,793,750
                                               ---------  ---------  ---------  ---------        --------       -----------
      Increase in net assets from
       operations............................  $ 136,568  $ 377,102  $ 401,440  $ 178,414       $   9,600       $11,660,245
                                               ---------  ---------  ---------  ---------        --------       -----------
CONTRACT OWNER TRANSACTIONS:
  Accumulation Activity:
    Purchase payments received...............  $ 706,389  $ 492,054  $2,327,475 $1,231,855      $ 244,238       $48,770,620
    Net transfers between Sub-Accounts and
     Fixed Account...........................    444,392    (30,310)   914,961  1,034,283           4,753          (384,185)
    Withdrawals, surrenders, annuitizations
     and contract charges....................   (218,490)  (109,230)  (442,142)   (24,904)           (479)      (11,210,698)
                                               ---------  ---------  ---------  ---------        --------       -----------
      Net accumulation activity..............  $ 932,291  $ 352,514  $2,800,294 $2,241,234      $ 248,512       $37,175,737
                                               ---------  ---------  ---------  ---------        --------       -----------
  Annuitization Activity:
    Annuitizations...........................  $  --      $  --      $  --      $  --           $  --           $   205,393
    Annuity payments and contract charges....     (2,242)    (2,227)    --         --              --               (89,099)
    Adjustments to annuity reserve...........       (105)      (119)    --         --              --               (21,684)
                                               ---------  ---------  ---------  ---------        --------       -----------
      Net annuitization activity.............  $  (2,347) $  (2,346) $  --      $  --           $  --           $    94,610
                                               ---------  ---------  ---------  ---------        --------       -----------
  Increase in net assets from contract owner
   transactions..............................  $ 929,944  $ 350,168  $2,800,294 $2,241,234      $ 248,512       $37,270,347
                                               ---------  ---------  ---------  ---------        --------       -----------
    Increase in net assets...................  $1,066,512 $ 727,270  $3,201,734 $2,419,648      $ 258,112       $48,930,592
NET ASSETS:
  Beginning of year..........................  3,293,559  2,566,289  2,756,331    336,683          --            71,008,192
                                               ---------  ---------  ---------  ---------        --------       -----------
  End of year................................  $4,360,071 $3,293,559 $5,958,065 $2,756,331      $ 258,112       $119,938,784
                                               ---------  ---------  ---------  ---------        --------       -----------
                                               ---------  ---------  ---------  ---------        --------       -----------



                                                  1995
                                               ----------
OPERATIONS:
  Net investment income (expense)............  $1,186,298
  Net realized gains (losses)................     179,870
  Net unrealized gains (losses)..............   9,091,556
                                               ----------
      Increase in net assets from
       operations............................  $10,457,724
                                               ----------
CONTRACT OWNER TRANSACTIONS:
  Accumulation Activity:
    Purchase payments received...............  $26,283,767
    Net transfers between Sub-Accounts and
     Fixed Account...........................  (1,787,386)
    Withdrawals, surrenders, annuitizations
     and contract charges....................  (2,556,077)
                                               ----------
      Net accumulation activity..............  $20,940,304
                                               ----------
  Annuitization Activity:
    Annuitizations...........................  $   29,742
    Annuity payments and contract charges....     (59,930)
    Adjustments to annuity reserve...........         679
                                               ----------
      Net annuitization activity.............  $  (29,509)
                                               ----------
  Increase in net assets from contract owner
   transactions..............................  $20,910,795
                                               ----------
    Increase in net assets...................  $31,368,519
NET ASSETS:
  Beginning of year..........................  39,639,673
                                               ----------
  End of year................................  $71,008,192
                                               ----------
                                               ----------

*** For the period September 18, 1996 (commencement of operations) to December 31, 1996.

                       See notes to financial statements

SUN LIFE (N.Y.) VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS

(1) ORGANIZATION

Sun Life (N.Y.) Variable Account C (the "Variable Account"), a separate account of Sun Life Insurance and Annuity Company of New York, the Sponsor (a wholly-owned subsidiary of Sun Life Assurance Company of Canada (U.S.)), was established on October 18, 1985 as a funding vehicle for the variable portion of certain individual combination fixed/variable annuity contracts. Sale of the Regatta-NY and Regatta Gold-NY contracts commenced on April 1, 1993 and August 1, 1996, respectively. The Variable Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust.

The assets of the Variable Account are divided into Sub-Accounts. Each Sub-Account is invested in shares of a specific series of MFS/Sun Life Series Trust (the "Series Trust") as selected by contract owners. The Series Trust is an open-end management investment company registered under the Investment Company Act of 1940. Massachusetts Financial Services Company, a subsidiary of Sun Life Assurance Company of Canada (U.S.), is investment adviser to the Series Trust.

(2) SIGNIFICANT ACCOUNTING POLICIES
GENERAL

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT VALUATIONS

Investments in shares of the Series Trust are recorded at their net asset value. Realized gains and losses on sales of shares of the Series Trust are determined on the identified cost basis. Dividend income and capital gain distributions received by the Sub-Accounts are reinvested in additional Series Trust shares and are recognized on the ex-dividend date.

Exchanges between Sub-Accounts requested by contract owners are recorded in the new Sub-Account upon receipt of the redemption proceeds.

FEDERAL INCOME TAX STATUS

The operations of the Variable Account are part of the operations of the Sponsor and are not taxed separately; the Variable Account is not taxed as a regulated investment company. The Sponsor qualifies for the federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code. Under existing federal income tax law, investment income and capital gains earned by the Variable Account on contract owner reserves are not subject to tax.

SUN LIFE (N.Y.) VARIABLE ACCOUNT C

(3) CONTRACT CHARGES

A mortality and expense risk charge based on the value of the Variable Account is deducted from the Variable Account at the end of each valuation period for the mortality and expense risks assumed by the Sponsor. These deductions are transferred periodically to the Sponsor. Currently, the deduction is at an effective annual rate of 1.25%.

Each year on the contract anniversary, an account administration fee ("Account Fee") of $30 is deducted from each contract's accumulation account. After the annuity commencement date the Account Fee is deducted pro rata from each variable annuity payment made during the year. In addition, a deduction is made from the Variable Account at the end of each valuation period (during both the accumulation period and after annuity payments begin) at an effective annual rate of 0.15% of the daily net assets of the Variable Account. These charges are paid to the Sponsor to reimburse it for administrative expenses which exceed the revenues received from the Account Fee.

The Sponsor does not deduct a sales charge from the purchase payments. However, a withdrawal charge (contingent deferred sales charge) of up to 6% of certain amounts withdrawn, when applicable, will be deducted to cover certain expenses relating to the sale of the contracts. In no event shall the aggregate withdrawal charges assessed exceed 9% of the purchase payment made under a Regatta-NY contract or 6% of the aggregate purchase payments made under a Regatta Gold-NY contract.

(4) ANNUITY RESERVES

Annuity reserves are calculated using the 1983 Individual Annuitant Mortality Table and an assumed interest rate of 4% for Regatta-NY contracts and 3% for Regatta Gold-NY contracts. Required adjustments to the reserves are accomplished by transfers to or from the Sponsor.

(5) UNIT ACTIVITY FROM CONTRACT OWNER TRANSACTIONS

                                                 CAS                         CGS                         GSS
                                             Sub-Account                 Sub-Account                 Sub-Account
                                      -------------------------   -------------------------   -------------------------
                                             Year Ended                  Year Ended                  Year Ended
                                            December 31,                December 31,                December 31,
                                      -------------------------   -------------------------   -------------------------

 REGATTA-NY CONTRACTS                    1996          1995          1996          1995          1996          1995
                                      -----------   -----------   -----------   -----------   -----------   -----------
 Units outstanding beginning of
  year..............................    1,106,267       606,673       671,847       342,664       554,873       612,070
   Units purchased..................      286,629       415,058       240,454       293,750        98,739       149,800
   Units transferred between
    Sub-Accounts
    and Fixed Account...............      (41,266)      118,528        48,286        53,992        62,138      (191,789)
   Units withdrawn, surrendered and
    annuitized......................     (191,318)      (33,992)     (115,006)      (18,559)      (61,552)      (15,208)
                                      -----------   -----------   -----------   -----------   -----------   -----------
 Units outstanding end of year......    1,160,312     1,106,267       845,581       671,847       654,198       554,873
                                      -----------   -----------   -----------   -----------   -----------   -----------
                                      -----------   -----------   -----------   -----------   -----------   -----------

                                                 HYS                         MSS
                                             Sub-Account                 Sub-Account
                                      -------------------------   -------------------------
                                             Year Ended                  Year Ended
                                            December 31,                December 31,
                                      -------------------------   -------------------------
 REGATTA-NY CONTRACTS                    1996          1995          1996          1995
                                      -----------   -----------   -----------   -----------
 Units outstanding beginning of
  year..............................      334,034       331,677       277,142       148,048
   Units purchased..................       86,443       108,668        80,334       105,019
   Units transferred between
    Sub-Accounts
    and Fixed Account...............       (7,902)       50,762        47,725        32,193
   Units withdrawn, surrendered and
    annuitized......................      (57,328)     (157,073)      (78,789)       (8,118)
                                      -----------   -----------   -----------   -----------
 Units outstanding end of year......      355,247       334,034       326,412       277,142
                                      -----------   -----------   -----------   -----------
                                      -----------   -----------   -----------   -----------

SUN LIFE (N.Y.) VARIABLE ACCOUNT C

REGATTA-NY CONTRACTS continued

                                                 MMS                         TRS                         UTS
                                             Sub-Account                 Sub-Account                 Sub-Account
                                      -------------------------   -------------------------   -------------------------
                                             Year Ended                  Year Ended                  Year Ended
                                            December 31,                December 31,                December 31,
                                      -------------------------   -------------------------   -------------------------
                                         1996          1995          1996          1995          1996          1995
                                      -----------   -----------   -----------   -----------   -----------   -----------
 Units outstanding beginning of
  year..............................      623,252       408,469     1,365,756     1,063,839        97,337         6,103
   Units purchased..................      364,043       687,664       324,430       305,777        25,150        57,226
   Units transferred between
    Sub-Accounts
    and Fixed Account...............     (237,318)     (460,986)       (4,270)       54,692        (2,207)       34,485
   Units withdrawn, surrendered and
    annuitized......................     (138,369)      (11,895)     (118,695)      (58,552)       (8,168)         (477)
                                      -----------   -----------   -----------   -----------   -----------   -----------
 Units outstanding end of year......      611,608       623,252     1,567,221     1,365,756       112,112        97,337
                                      -----------   -----------   -----------   -----------   -----------   -----------
                                      -----------   -----------   -----------   -----------   -----------   -----------

                                                 WGS                         WGO
                                             Sub-Account                 Sub-Account
                                      -------------------------   -------------------------

                                             Year Ended                  Year Ended
                                            December 31,                December 31,
                                      -------------------------   -------------------------
                                         1996          1995          1996          1995
                                      -----------   -----------   -----------   -----------
 Units outstanding beginning of
  year..............................      268,890       238,927       251,193        35,096
   Units purchased..................       38,923        41,956       126,008       118,652
   Units transferred between
    Sub-Accounts
    and Fixed Account...............       31,381        (2,027)       66,300       100,386
   Units withdrawn, surrendered and
    annuitized......................      (17,872)       (9,966)      (36,718)       (2,941)
                                      -----------   -----------   -----------   -----------
 Units outstanding end of year......      321,322       268,890       406,783       251,193
                                      -----------   -----------   -----------   -----------
                                      -----------   -----------   -----------   -----------

                                          CAS           CGS           EGS           FCG           GSS
                                      Sub-Account*  Sub-Account*  Sub-Account*  Sub-Account*  Sub-Account**
                                      -----------   -----------   -----------   -----------   -----------
 REGATTA GOLD-NY CONTRACTS                               Year Ended December 31, 1996
                                      -------------------------------------------------------------------
 Units outstanding beginning of
  period............................      --            --            --            --            --
   Units purchased..................     407,434       330,331       320,269        52,685        47,450
   Units transferred between
    Sub-Accounts and Fixed
    Account.........................      (5,259)       17,455        16,544         4,856        (7,335)
   Units withdrawn, surrendered and
    annuitized......................        (774)         (576)       (1,409)       (1,133)          (53)
                                      -----------   -----------   -----------   -----------   -----------
 Units outstanding end of period....     401,401       347,210       335,404        56,408        40,062
                                      -----------   -----------   -----------   -----------   -----------
                                      -----------   -----------   -----------   -----------   -----------

                                          HYS           MSS           MMS           RES           TRS
                                      Sub-Account*  Sub-Account*  Sub-Account** Sub-Account*  Sub-Account*
                                      -----------   -----------   -----------   -----------   -----------
                                                         Year Ended December 31, 1996
                                      -------------------------------------------------------------------
 Units outstanding beginning of
  period............................      --            --            --            --            --
   Units purchased..................     105,694        89,182       356,116       369,786       309,797
   Units transferred between
    Sub-Accounts and Fixed
    Account.........................       4,469         3,307          (722)       19,046        12,703
   Units withdrawn, surrendered and
    annuitized......................        (171)         (318)     (111,008)       (2,022)         (603)
                                      -----------   -----------   -----------   -----------   -----------
 Units outstanding end of period....     109,992        92,171       244,386       386,810       321,897
                                      -----------   -----------   -----------   -----------   -----------
                                      -----------   -----------   -----------   -----------   -----------


                                          UTS           WAA           WGS           WGO           WTR
                                      Sub-Account** Sub-Account** Sub-Account** Sub-Account** Sub-Account***
                                      -----------   -----------   -----------   -----------   -----------
                                                         Year Ended December 31, 1996
                                      -------------------------------------------------------------------
 Units outstanding beginning of
  period............................      --            --            --            --            --
   Units purchased..................      42,136        38,842        23,592        81,554        23,899
   Units transferred between
    Sub-Accounts and Fixed
    Account.........................       3,338           430         6,423        12,751           453
   Units withdrawn, surrendered and
    annuitized......................      --               (49)           (7)         (171)          (46)
                                      -----------   -----------   -----------   -----------   -----------
 Units outstanding end of period....      45,474        39,223        30,008        94,134        24,306
                                      -----------   -----------   -----------   -----------   -----------
                                      -----------   -----------   -----------   -----------   -----------

  * For the period August 13, 1996 (commencement of operations) to December 31, 1996.
 ** For the period August 29, 1996 (commencement of operations) to December 31, 1996.
*** For the period September 18, 1996 (commencement of operations) to December 31, 1996.

INDEPENDENT AUDITORS' REPORT

To the Contract Owners participating in Sun Life (N.Y.) Variable Account C and the Board of Directors of Sun Life Insurance and Annuity Company of New
York:

We have audited the accompanying statement of condition of Sun Life (N.Y.) Variable Account C (the "Variable Account") as of December 31, 1996, the related statement of operations for the year then ended and the statements of changes in net assets for the years ended December 31, 1996 and 1995. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held at December 31, 1996 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Variable Account as of December 31, 1996, the results of its operations and the changes in its net assets for the respective stated periods in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
February 7, 1997

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
80 Broad Street, New York, NY 10004

DIRECTORS AND OFFICERS

JOHN D. McNEIL, Chairman and Director

DONALD A. STEWART, President and Director

DAVID D. HORN, Senior Vice President and
  Director

RICHARD B. BAILEY, Director

A. KEITH BRODKIN, Director

M. COLYER CRUM, Director

JOHN G. IRELAND, Director

EDWARD M. LAMONT, Director

JOHN S. LANE, Director

ANGUS A. MacNAUGHTON, Director

FIORAVANTE G. PERROTTA, Director

RALPH F. PETERS, Director

PAMELA T. TIMMINS, Director

MICHAEL A. COHEN, Vice President and
  Regional Manager

MARGARET SEARS MEAD, Assistant Vice President and Secretary

L. BROCK THOMSON, Vice President and
  Treasurer

GENERAL DISTRIBUTOR
Clarendon Insurance Agency, Inc.
500 Boylston Street, Boston, Mass. 02116

LEGAL COUNSEL
Covington & Burling
1201 Pennsylvania Avenue, N.W.
P.O. Box 7566, Washington, D.C. 20044

AUDITORS
Deloitte & Touche LLP
125 Summer Street, Boston, Mass. 02110

This report is prepared for the general information of contract owners. It is authorized for distribution to prospective purchasers only if preceded or accompanied by an effective prospectus.
                                                                      RENY-32/97

                                 [REGATTA LOGO]

                                       &

                                 [REGATTA LOGO]

                                                ANNUAL REPORT, DECEMBER 31, 1996

                                      PROFESSIONALLY MANAGED ANNUITIES ISSUED BY
                              SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK